Exhibit 99.18

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	Loan ID	State	Finding Date	Finding Status	Finding Type	Grade	Multiple Initial Grade	Multiple Final Grade	Multiple Initial Overall Grade	Multiple Overall Grade
1	406030802	NY	2/2/2015	Accepted	Valuation	2 - Non Material	B	B	D	B
2	406030812	MA	3/18/2015	Accepted	Valuation	3 - Material	C	C	D	C
3	406030812	MA	2/5/2015	Accepted	Credit	2 - Non Material	B	B	D	C
4	406030799	NJ	3/18/2015	Accepted	Valuation	3 - Material	C	C	C	C
5	406030756	MA	3/18/2015	Accepted	Valuation	3 - Material	C	C	C	C
6	406030744	TN	3/18/2015	Accepted	Valuation	3 - Material	C	C	C	C
7	406030744	TN	2/5/2015	Accepted	Compliance	2 - Non Material	B	B	C	C
8	406030814	TX	2/3/2015	Accepted	Credit	2 - Non Material	B	B	C	B
9	406030798	FL	2/5/2015	Accepted	Valuation	2 - Non Material	B	B	B	B
10	406030795	NY	2/5/2015	Accepted	Valuation	3 - Material	C	C	D	C
11	406030739	CT	3/18/2015	Accepted	Valuation	3 - Material	C	C	C	C
12	406030766	CA	1/29/2015	Accepted	Valuation	2 - Non Material	B	B	D	B

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	Loan ID	Finding	Comments
1	406030802	Appraised value unsupported	Appraised value unsupported - **Comment: 02/04/2015 - Exception was made for ##### acres. Appraisal states that the subject's acreage is common for the area and that the subject is not a working or income producing farm. Guidelines require when an exception is made for excessive acreage, the land value accounts for > 35% of the total value of the subject property. Subject's land to value ratio exceeds at #####. Land value $1,000,000. Total value of subject #####. 5 of the 8 Comps are > 5 miles from subject.**Comment: 02/09/2015 - Investor made an exception and accepted the excess acreage even though the land value exceeded 35% of the total value of the property. The LTV is very low at 40.48% which covers the difference between where guidelines are acceptable (at 35%) and where the land value ratio currently is #####. Non-material. **FINDING STATUS: ACCEPTED
2	406030812	Appraised value unsupported	Appraised value unsupported - **Comment: 3/18/2015 - 2055 drive-by appraisal provided showing a current value of 970,000 which is greater than 10% lower than the appraised value at origination of 1,100,000. **Comment: 10/29/2015 - **FINDING STATUS: ACCEPTED
3	406030812	Borrower owns more financed properties than allowed per guidelines	Borrower owns more financed properties than allowed per guidelines - **Comment: 02/06/2015 - Borrower owns a total of 5 financed properties, including subject property. Guideline maximum is 4 financed properties, when the subject property is a 2nd home or an Investment property. LOE in file on page 287 states borrower intends to sell XXXXX property. **Comment: 02/10/2015 - Issue noted, variance approved on final approval **Comment: 02/10/2015 - Lender granted exception at close **FINDING STATUS: ACCEPTED
4	406030799	Appraised value unsupported	Appraised value unsupported - **Comment: 3/18/2015 - 2055 drive-by appraisal provided showing a current value of 920,000 which is greater than 10% lower than the appraised value at origination of 1,125,000. **Comment: 10/29/2015 - **FINDING STATUS: ACCEPTED
5	406030756	Appraised value unsupported	Appraised value unsupported - **Comment: 3/18/2015 - 2055 drive-by appraisal provided showing a current value of 785,000 which is greater than 10% lower than the appraised value at origination of 1,000,000. **Comment: 10/29/2015 - **FINDING STATUS: ACCEPTED
6	406030744	Appraised value unsupported	Appraised value unsupported - **Comment: 3/18/2015 - 2055 drive-by appraisal provided showing a current value of 625,000 which is greater than 10% lower than the appraised value at origination of 920,000. **Comment: 10/29/2015 - **FINDING STATUS: ACCEPTED
7	406030744	ROR issued on incorrect form.	ROR issued on incorrect form. - **Comment: 02/05/2015 - Subject loan from XXXXX paid off a first lien from XXXXX. Model form H-8 was used when the H-9 form would be required for a same lender refinance **Comment: 02/10/2015 - Investor accepts finding as non-material. **FINDING STATUS: ACCEPTED
8	406030814	Income documentation does not meet guidelines	Income documentation does not meet guidelines - **Comment: 02/03/2015 - P&L required if most recent tax return year end is > 6 months from close. Loan closed on XXXXX and most recent tax return year end was 12/31/2012 for XXXXX. The P&L provided is from January through December of 2011. The YTD P&L should be through some period in 2013.**Comment: 02/10/2015 - Finding considered immaterial as XXXXX is a side business that is generating a net loss. Borrower earns substantial income from employment as a XXXXX **Comment: 10/29/2015 - **FINDING STATUS: ACCEPTED
9	406030798	Appraised value unsupported	Appraised value unsupported - **Comment: 02/06/2015 - Subject is a rural property which does not meet the following guideline requirements: Marketing time exceeds 6 months, all comps are not within 5 miles (2 sales from the subject development ware within 1 mile, however the other two closed sales that bracket the upper end of the value range are located approximately 49 miles from the subject), the property is on ##### acres and would be limited to a land to value ratio of 35%, however subject land to value is #####. The appraisal does not appear to have strong support for the opinion of value provided. The subject is located in a XXXXX that would eventually hold ##### total homes on lots ranging from ##### acres. There appear to be very few sales in this community so far and as noted above the sales bracketing the upper end of the value are nearly 50 miles away. The closed sale that brackets the upper end appears to be located in a different market area and has a XXXXX that backs up to a XXXXX. Additional online resources indicate the few sales in the subject’s development are purchased as raw land with custom homes built and no re-sales could be located. **Comment: 02/10/2015 - Investor accepts the non-material finding. The property doesn't meet rural property guidelines and the appraised value doesn't have the best support because of some comparables used from market areas 50 miles away which are supporting the upper price point for the subject. However, between the two comps that are within the subject's neighborhood, a slightly lower value would be supported but not low enough to affect the overall qualfying LTV. Even at a ##### value (instead of the ##### appraised) the LTV would be 75% which would meet guidelines, and it can be justified that at least a ##### value could be supported based on the comps provided. Overall, the property does not meet guidelines, however, so the issue is considered a non-material finding. **FINDING STATUS: ACCEPTED
10	406030795	Appraised value unsupported	Appraised value unsupported - **Comment: 03/24/2015 - 2055 drive-by appraisal provided showing a current value of 1,000,000 which is greater than 10% lower than the appraised value at origination of 1,250,000. **Comment: 10/29/2015 - **FINDING STATUS: ACCEPTED
11	406030739	Appraised value unsupported	Appraised value unsupported - **Comment: 03/18/2015 - 2055 drive-by appraisal provided showing a current value of 2,825,000 which is greater than 10% lower than the appraised value at origination of 3,500,000. **Comment: 10/29/2015 - **FINDING STATUS: ACCEPTED
12	406030766	Property Damage	Property Damage - **Comment: 01/29/2015 - Appraisal notes broken windows in the living room, back right bedroom and bathroom door. No cost to cure was provided in the report to determine if the cost would exceed $2000. Guidelines would require any deferred maintenance that exceed this amount to be fixed. Additionally the guide would require any health or safety issues to be mitigated. The appraiser states (following text copied from the appraisal): “AT THE TIME OF THE INSPECTION THE WINDOWS WERE CRACKED IE;BROKEN BUT DID NOT HAVE GLASS MISSING FROM THE WINDOW. THE CRACKS HAVE WEAKEN THE WINDOWS AND COULD CREATE A HEALTH AND SAFETY ISSUE IN BREAKING FURTHER”. There was no evidence provided showing the broken windows had been repaired/replaced.**Comment: 03/20/2015 - The original appraisal indicated there were no repairs required and was completed “as-is”. The appraiser commented on the broken window at the request of the lender based on the sales contract requirement for the window to be replaced, stating the “broken” window had not yet been replaced. A clarifying addendum was provided stating the window was only cracked and not “broken” with no glass missing also clarifying that it may only present a health or safety issue if the window were to actually break further. The finding is considered non-material since the issue appears to be cosmetic and although there was no evidence the window was replaced the purchase agreement documentation provided shows the seller was contractually obligated to replace the window prior to close. **Comment: 10/29/2015 - **FINDING STATUS: ACCEPTED

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	Loan ID	Comp Factors
1	406030802	• Disposable income exceeds $59K per month • 788 FICO • Over 163 months verified PITI reserves
2	406030812	• Employment stability with over 11 years with same employer • 773 FICO with over 98 0X30 housing payment history reporting • Disposable income exceeds $35K per month
3	406030812	• Employment stability with over 11 years with same employer • 773 FICO with over 98 0X30 housing payment history reporting • Disposable income exceeds $35K per month
4	406030799	• Low DTI at 20.15% • Disposable income exceeds $36K per month • Over 34 months verified PITI reserves
5	406030756	• Low DTI at 25.80% • Over 60 months verified PITI reserves • 783 FICO
6	406030744	• Low DTI at 19.99% • Over 74 months verified PITI reserves • Disposable income exceeds $21K per month
7	406030744	• Low DTI at 19.99% • Over 74 months verified PITI reserves • Disposable income exceeds $21K per month
8	406030814	• Low DTI at 21.97% • Over 49 months verified PITI reserves • Disposable income exceeds $34K per month
9	406030798	• Low DTI of 12.19% • Disposable income exceeds $407K per month • Equity in subject property. Borrower put over $1.3M of own funds into the purchase transaction
10	406030795	• Employment stability: With same employer over 13 years • 767 FICO • Disposable income exceeds $29K per month
11	406030739	• Low DTI of 18.74% • Disposable income exceeds $105K per month • Over 23 months PITI reserves verified
12	406030766	• Low DTI at 27.90% • Disposable income exceeds $21K per month • Over 52 months verified PITI reserves